Debt (Tables)	12 Months Ended
Dec. 31, 2016
Schedule Of Debt

The following table provides a summary of our indebtedness as of December 31, 2016 and 2015:

	As of December 31,
	2016						2015
Debt Obligation	Collateral (Number of aircraft)	Commitment	Undrawn amounts	Outstanding	Weighted average interest rate (a)	Maturity	Outstanding
Unsecured
ILFC Legacy Notes		$7,670,000	$—	$7,670,000	6.96%	2017 - 2022	$9,220,000
AerCap Aviation Notes		300,000	—	300,000	6.38%	2017	300,000
AerCap Trust & AICDC Notes		6,399,864	—	6,399,864	4.25%	2017 - 2022	5,399,864
Asia revolving credit facility		600,000	600,000	—	—	2020	—
Citi revolving credit facility		3,000,000	3,000,000	—	—	2018	—
AIG revolving credit facility		500,000	500,000	—	—	2019	—
Other unsecured debt		—	—	—	—	NA	27,959
Fair value adjustment		NA	NA	430,348	NA	NA	671,687
TOTAL UNSECURED		18,469,864	4,100,000	14,800,212			15,619,510
Secured
Export credit facilities	85	1,722,376	—	1,722,376	2.52%	2017 - 2027	2,292,686
Senior Secured Notes	85	1,275,000	—	1,275,000	7.13%	2018	2,550,000
Institutional secured term loans & secured portfolio loans	221	6,484,123	1,455,500	5,028,623	3.16%	2020 - 2024	3,269,822
ALS II debt	26	17,746	—	17,746	2.55%	2038	210,557
AerFunding revolving credit facility	15	2,160,000	1,563,181	596,819	2.92%	2019	1,058,294
AeroTurbine revolving credit agreement (b)		200,000	75,000	125,000	3.27%	2019	321,603
Other secured debt	108	2,814,826	144,500	2,670,325	3.57%	2017 - 2034	2,745,423
Fair value adjustment		NA	NA	82,251	NA	NA	174,903
TOTAL SECURED		14,674,071	3,238,181	11,518,140			12,623,288
Subordinated
ECAPS subordinated notes		1,000,000	—	1,000,000	4.77%	2065	1,000,000
Junior Subordinated Notes		500,000	—	500,000	6.50%	2045	500,000
Subordinated debt joint ventures partners		55,780	—	55,780	2.26%	2022	64,280
Fair value adjustment		NA	NA	(232)	NA	NA	(235)
TOTAL SUBORDINATED		1,555,780	—	1,555,548			1,564,045
Debt issuance costs and debt discounts		NA	NA	(156,901)	NA	NA	(164,980)	(c)
	540	$34,699,715	$7,338,181	$27,716,999			$29,641,863

(a)

The weighted average interest rate for our floating rate debt is calculated based on the U.S. dollar LIBOR rate as of the last interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs and debt discounts.

(b)	AeroTurbine’s assets served as collateral for the AeroTurbine revolving credit agreement.
(c)

We retrospectively reclassified $165.0 million of debt issuance costs from other assets to a direct reduction of the debt liability as of December 31, 2015. See Note 3—Summary of significant accounting policies.

Schedule Of Maturities Of Debt And Capital Lease Obligations

Maturities of our debt financings (excluding fair value adjustments, debt issuance costs and debt discounts) as of December 31, 2016 were as follows:

Maturities of debt financing
2017	$3,755,193
2018	3,123,579
2019	4,616,811
2020	3,687,839
2021	4,952,852
Thereafter	7,225,259
$27,361,533

Export Credit Facilities [Member]
Schedule Of Interest Rate Terms

The following table provides details regarding the terms of our outstanding export credit facilities:

	As of December 31, 2016
	Collateral (Number of aircraft)	Amount outstanding	Tranche	Weighted average interest rate	Maturity
2003 Airbus ECA facility	15	$140,723	Floating Rate	Three month LIBOR + 0.37%	2017-2020
2004 Airbus ECA facility	29	317,426	Floating Rate	Six month LIBOR + 1.42%	2017-2019
	8	96,256	Fixed Rate	4.02%	2018-2020
2008 Airbus ECA facility	4	88,195	Floating Rate	Three month LIBOR + 1.35%	2022
	12	339,717	Fixed Rate	2.64%	2021-2023
2009 Airbus ECA facility	2	36,608	Floating Rate	Three month LIBOR + 1.11%	2022
	3	54,482	Fixed Rate	4.21%	2021-2022
Airbus ECA capital markets facilities	3	110,290	Fixed Rate	3.60%	2021
Other Airbus ECA facilities	5	313,445	Fixed Rate	2.38%	2024-2027
2010 Ex-Im facilities	2	28,817	Fixed Rate	2.95%	2022
2012 Ex-Im capital markets facility	2	196,417	Fixed Rate	1.49%	2025
Total	85	$1,722,376

AerFunding Revolving Credit Facility [Member]
Schedule Of Interest Rate Terms

The following table presents the applicable margin for the borrowings under the AerFunding revolving credit facility during the periods specified:

Applicable margin
Borrowing period (a)	2.25%
Period from December 10, 2017 to December 9, 2018	3.25%
Period from December 10, 2018 to December 9, 2019	3.75%

(a)	The borrowing period is until December 9, 2017, after which the loan converts to a term loan.

Other Secured Debt [Member]
Schedule Of Interest Rate Terms

The following table provides details regarding the terms of these financings:

	As of December 31, 2016
	Collateral (Number of aircraft)		Amount outstanding	Tranche	Weighted average interest rate	Maturity
SkyFunding I facility	6		$126,716	Floating rate	Three month LIBOR plus 2.85%	2021-2022
	6		125,634	Fixed rate	4.43%	2021-2022
SkyFunding II facility	6		141,179	Floating rate	Three month LIBOR plus 3.15%	2022-2023
	3		66,699	Fixed rate	4.43%	2022-2023
Camden facility	7		164,162	Fixed rate	3.90%	2022
AerCap Partners I facility	8		81,537	Floating rate	Three month LIBOR plus 1.65%	2018
StratusFunding facility	2		155,236	Floating rate	Three month LIBOR plus 1.95%	2026
	2		154,901	Fixed rate	3.93%	2021-2026
CieloFunding facility	1		42,350	Floating rate	Three month LIBOR plus 2.60%	2020
	2		67,407	Fixed rate	3.68%	2020
CieloFunding II facility	1		30,095	Floating rate	Three month LIBOR plus 2.10%	2020
	1		31,888	Fixed rate	3.14%	2020
CloudFunding facilities	15		231,247	Fixed rate	3.98%	2022-2026
LimelightFunding facility	2		157,479	Fixed rate	4.70%	2026
Secured commercial bank financings	34	(a)	844,111	Floating rate	LIBOR plus 2.19%	2017-2026
	12		249,684	Fixed rate	3.36%	2017-2034
Total	108		$2,670,325

(a)	Three engines are pledged as collateral in addition to the aircraft.